Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Filed Pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

Distillate Small/Mid Cash Flow ETF
(the “Fund”)

August 7, 2024

Supplement to the Prospectus dated January 31, 2024

Effective immediately, the section titled “Average Annual Total Returns” on page 17 of the Fund’s Prospectus is hereby deleted and replaced in its entirety with the following:

Supplement Closing	ck0001540305_SupplementClosing	Please retain this Supplement with your Prospectus for future reference.
Distillate Small/Mid Cash Flow ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Distillate Small/Mid Cash Flow ETF
Performance Table Heading	rr_PerformanceTableHeading	For the Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Distillate Small/Mid Cash Flow ETF | Morningstar US Small Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Morningstar US Small Cap Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.59%
Since Inception	rr_AverageAnnualReturnSinceInception	17.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 05, 2022
Distillate Small/Mid Cash Flow ETF | Distillate Small/Mid Cash Flow ETF Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DSMC
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.46%
Since Inception	rr_AverageAnnualReturnSinceInception	31.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 05, 2022
Distillate Small/Mid Cash Flow ETF | Distillate Small/Mid Cash Flow ETF Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	29.11%
Since Inception	rr_AverageAnnualReturnSinceInception	31.02%
Distillate Small/Mid Cash Flow ETF | Distillate Small/Mid Cash Flow ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	17.64%
Since Inception	rr_AverageAnnualReturnSinceInception	24.03%